Vessel Operating and Voyage Expenses	9 Months Ended
Sep. 30, 2019
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
11.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	For the nine months ended
Vessel Operating Expenses	September 30, 2018	September 30, 2019
Crew and related costs	672,159	765,533
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	228,895	375,139
Lubricants	71,225	129,053
Insurances	95,541	101,151
Tonnage taxes	25,470	29,469
Other	32,693	61,128
Total	$1,125,983	$1,461,473

	For the nine months ended
Voyage expenses	September 30, 2018	September 30, 2019
Brokerage commissions (including commissions of $0 and $36,839, respectively, to related party )	73,023	49,904
Port & other expenses	12,103	18,614
(Gain)/loss on bunkers	(76,193)	36,998
Total	$8,933	$105,516